Significant Accounting Policies (Tables) - Arisz Acquisition Corp. [Member]	12 Months Ended
Sep. 30, 2023
Significant Accounting Policies (Tables) [Line Items]
Schedule of Net Income (Loss) Per Share	The net income (loss) per share presented in the statements of operations is based on the following:
	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022 (Restated)
Net income (loss)	$1,216,880	$(255,901)
Remeasurement of common stock to redemption value(1)	(3,882,526)	(14,563,839)
Net loss including remeasurement of common stock to redemption value	$(2,665,646)	$(14,819,740)

(1)      The remeasurement amount includes funds deposited into the Trust Account to extend the time for the Company to complete the Business Combination and franchise and income taxes paid out of the Trust Account.

Schedule of Basic and Diluted Net Income (Loss) Per Share
	For the Year Ended September 30, 2023
	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including remeasurement of common stock	$(1,947,991)	$(717,655)
Remeasurement of common stock to redemption value(1)	3,882,526	—
Allocation of net income (loss)	$1,934,535	$(717,655)

Denominators:
Weighted-average shares outstanding	5,432,532	2,001,389
Basic and diluted net income (loss) per share	$0.36	$(0.36)
	For the Year Ended September 30, 2022 (Restated)
	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including remeasurement of common stock	$(11,119,406)	$(3,700,334)
Remeasurement of common stock to redemption value(1)	14,563,839	—
Allocation of net income (loss)	$3,444,433	$(3,700,334)

Denominators:
Weighted-average shares outstanding	5,893,151	1,961,132
Basic and diluted net income/(loss) per share	$0.58	$(1.89)

(1)      The remeasurement amount includes funds deposited into the Trust Account to extend the time for the Company to complete the Business Combination and franchise and income taxes paid out of the Trust Account.